Average Annual Total Returns - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - Fidelity High Income Fund
Jun. 29, 2024
Fidelity High Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	10.96%
Past 5 years	3.56%
Past 10 years	3.46%
Fidelity High Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.47%
Past 5 years	1.45%
Past 10 years	1.15%
Fidelity High Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.41%
Past 5 years	1.83%
Past 10 years	1.61%
ML040
Average Annual Return:
Past 1 year	13.47%
Past 5 years	5.19%
Past 10 years	4.51%